UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2025

Date of reporting period: January 31, 2025

Item 1. Report to Stockholders.

(a)

Burney U.S. Factor Rotation ETF Ticker: BRNY Listed on: The Nasdaq Stock Market LLC	January 31, 2025 Semi-Annual Shareholder Report https://burneyetfs.com/

This semi-annual shareholder report contains important information about the Burney U.S. Factor Rotation ETF (the “Fund”) for the period of August 1, 2024 to January 31, 2025 (the “Period”). You can find additional information about the Fund at https://burneyetfs.com/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$43	0.79%

KEY FUND STATISTICS (as of Period End)
Net Assets	$314,078,509	Portfolio Turnover Rate*	106%
# of Portfolio Holdings	82	Advisory Fees Paid	$1,101,602
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	25.6%
Industrials	14.9%
Financials	14.8%
Consumer Discretionary	14.0%
Health Care	11.3%
Communication Services	10.2%
Utilities	3.4%
Consumer Staples	1.9%
Real Estate	1.7%
Energy	1.0%
Materials	1.0%
Cash & Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Fortinet, Inc.	6.0%
NVIDIA Corp.	5.4%
Alphabet, Inc. - Class A	5.2%
QUALCOMM, Inc.	5.1%
Meta Platforms, Inc. - Class A	5.1%
JPMorgan Chase & Co.	5.0%
Trane Technologies PLC	4.6%
Genpact Ltd.	4.5%
Texas Roadhouse, Inc.	4.4%
Deckers Outdoor Corp.	3.9%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://burneyetfs.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: January 31, 2025

(b) Not applicable.
Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.
(a)

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Aerospace & Defense - 0.2%
Howmet Aerospace, Inc.	5,776	$731,126

Air Freight & Logistics - 0.5%
Expeditors International of Washington, Inc.	12,685	1,440,762

Aluminum - 0.5%
Alcoa Corp.	45,432	1,604,658

Apparel, Accessories & Luxury Goods - 1.6%
Lululemon Athletica, Inc. (a)	3,640	1,507,688
Ralph Lauren Corp.	6,941	1,733,168
Tapestry, Inc.	25,280	1,843,923
		5,084,779

Application Software - 1.1%
AppLovin Corp. - Class A (a)	2,058	760,616
Palantir Technologies, Inc. - Class A (a)	22,645	1,867,986
Vertex, Inc. - Class A (a)	12,510	722,453
		3,351,055

Asset Management & Custody Banks - 1.6%
Bank of New York Mellon Corp.	19,335	1,661,456
Northern Trust Corp.	14,241	1,599,122
State Street Corp.	15,743	1,599,804
		4,860,382

Biotechnology - 7.9%
AbbVie, Inc.	11,110	2,043,129
Alnylam Pharmaceuticals, Inc. (a)	12,930	3,508,038
Arcellx, Inc. (a)	22,956	1,563,992
Blueprint Medicines Corp. (a)	13,560	1,525,907
Exelixis, Inc. (a)	261,998	8,685,234
Gilead Sciences, Inc.	7,669	745,427
Mirum Pharmaceuticals, Inc. (a)	34,344	1,678,735
Neurocrine Biosciences, Inc. (a)	24,191	3,672,678
PTC Therapeutics, Inc. (a)	32,988	1,513,489
		24,936,629

The accompanying notes are an integral part of these financial statements.

1

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Broadline Retail - 0.6%
Amazon.com, Inc. (a)	7,458	$1,772,617

Building Products - 5.0%
Lennox International, Inc.	2,524	1,495,268
Trane Technologies PLC	39,517	14,334,792
		15,830,060

Casinos & Gaming - 0.5%
Boyd Gaming Corp.	21,410	1,641,077

Communications Equipment - 2.2%
Arista Networks, Inc. (a)	46,969	5,412,238
Cisco Systems, Inc.	26,349	1,596,749
		7,008,987

Construction & Engineering - 0.7%
EMCOR Group, Inc.	4,918	2,203,559

Construction Machinery & Heavy Transportation Equipment - 0.6%
Allison Transmission Holdings, Inc.	14,647	1,721,608

Consumer Finance - 3.6%
Synchrony Financial	164,549	11,350,590

Data Processing & Outsourced Services - 4.5%
Genpact Ltd.	293,102	14,271,136

Diversified Banks - 6.1%
JPMorgan Chase & Co.	58,699	15,690,243
Wells Fargo & Co.	43,730	3,445,924
		19,136,167

Education Services - 0.6%
Stride, Inc. (a)	14,486	1,954,161

Electric Utilities - 3.1%
Edison International	19,107	1,031,778
Exelon Corp.	39,357	1,574,280
Portland General Electric Co.	176,062	7,243,191
		9,849,249

The accompanying notes are an integral part of these financial statements.

2

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 0.5%
AMETEK, Inc.	7,848	$1,448,427

Electronic Components - 2.4%
Amphenol Corp. - Class A	107,890	7,636,454

Electronic Manufacturing Services - 0.5%
Fabrinet (a)	6,761	1,461,796

Environmental & Facilities Services - 0.5%
Waste Management, Inc.	7,569	1,667,148

Financial Exchanges & Data - 0.5%
Moody's Corp.	3,367	1,681,615

Food Retail - 0.8%
Sprouts Farmers Market, Inc. (a)	16,067	2,544,049

Footwear - 3.9%
Deckers Outdoor Corp. (a)	69,828	12,384,694

Gas Utilities - 0.3%
UGI Corp.	26,048	800,455

Health Care Distributors - 1.0%
Cencora, Inc.	6,166	1,567,459
McKesson Corp.	2,420	1,439,295
		3,006,754

Health Care Technology - 1.0%
Doximity, Inc. - Class A (a)	54,318	3,210,194

Homebuilding - 0.4%
PulteGroup, Inc.	9,770	1,111,631

Interactive Media & Services - 10.2%
Alphabet, Inc. - Class A	79,300	16,178,786
Meta Platforms, Inc. - Class A	23,034	15,874,572
		32,053,358

The accompanying notes are an integral part of these financial statements.

3

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Investment Banking & Brokerage - 1.0%
Charles Schwab Corp.	18,909	$1,564,153
Morgan Stanley	12,235	1,693,691
		3,257,844

IT Consulting & Other Services - 0.5%
Accenture PLC - Class A	4,311	1,659,519

Life & Health Insurance - 1.0%
Manulife Financial Corp.	49,450	1,479,050
Primerica, Inc.	5,207	1,510,915
		2,989,965

Metal, Glass & Plastic Containers - 0.5%
AptarGroup, Inc.	9,847	1,547,456

Oil & Gas Exploration & Production - 0.5%
EQT Corp.	32,667	1,669,937

Oil & Gas Storage & Transportation - 0.5%
Kinder Morgan, Inc.	58,292	1,601,864

Other Specialty Retail - 1.4%
Five Below, Inc. (a)	15,305	1,435,303
Ulta Beauty, Inc. (a)	7,174	2,956,764
		4,392,067

Packaged Foods & Meats - 0.9%
Cal-Maine Foods, Inc.	27,398	2,956,244

Passenger Ground Transportation - 0.5%
Uber Technologies, Inc. (a)	21,147	1,413,677

Personal Care Products - 0.2%
BellRing Brands, Inc. (a)	9,326	721,366

Pharmaceuticals - 1.4%
Corcept Therapeutics, Inc. (a)	39,931	2,672,183
Supernus Pharmaceuticals, Inc. (a)	42,971	1,648,797
		4,320,980

The accompanying notes are an integral part of these financial statements.

4

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 1.0%
Chubb Ltd.	5,416	$1,472,502
Travelers Cos., Inc.	6,310	1,547,086
		3,019,588

Research & Consulting Services - 1.5%
CACI International, Inc. - Class A (a)	2,764	1,067,622
Leidos Holdings, Inc.	15,995	2,271,770
Parsons Corp. (a)	15,785	1,251,277
		4,590,669

Restaurants - 5.0%
Dutch Bros, Inc. - Class A (a)	29,509	1,844,902
Texas Roadhouse, Inc.	76,307	13,819,198
		15,664,100

Semiconductors - 11.0%
Broadcom, Inc.	6,576	1,455,071
NVIDIA Corp.	141,858	17,032,890
QUALCOMM, Inc.	92,273	15,956,770
		34,444,731

Systems Software - 6.0%
Fortinet, Inc. (a)	187,219	18,886,653

Technology Hardware, Storage & Peripherals - 1.9%
NetApp, Inc.	49,909	6,093,889
TOTAL COMMON STOCKS (Cost $273,981,012)		306,985,726

REAL ESTATE INVESTMENT TRUSTS - 2.1%
Health Care REITs - 1.2%
Omega Healthcare Investors, Inc.	100,907	3,739,614

Other Specialized REITs - 0.5%
Lamar Advertising Co. - Class A	11,741	1,484,297

Security & Alarm Services - 0.4%
CoreCivic, Inc. (a)	70,487	1,442,164
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,810,258)		6,666,075

The accompanying notes are an integral part of these financial statements.

5

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.32% (b)	564,968	$564,968
TOTAL SHORT-TERM INVESTMENTS (Cost $564,968)		564,968

TOTAL INVESTMENTS - 100.0% (Cost $281,356,238)		$314,216,769
Liabilities in Excess of Other Assets - (0.0%) (c)		(138,260)
TOTAL NET ASSETS - 100.0%		$314,078,509

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

6

BURNEY U.S. FACTOR ROTATION ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2025 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$314,216,769
Dividends receivable	61,991
Interest receivable	2,869
Dividend tax reclaims receivable	2,343
Total assets	314,283,972

LIABILITIES:
Payable to adviser (See Note 3)	205,463
Total liabilities	205,463
NET ASSETS	$314,078,509

NET ASSETS CONSISTS OF:
Paid-in capital	$260,387,767
Total distributable earnings (accumulated deficit)	53,690,742
Total net assets	$314,078,509

Net assets	$314,078,509
Shares issued and outstanding(a)	7,270,000
Net asset value per share	$43.20

COST:
Investments, at cost	$281,356,238

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

STATEMENT OF OPERATIONS
For the Period Ended January 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,192,553
Less: Dividend withholding taxes	(2,420)
Less: Issuance fees	(29)
Interest income	10,632
Securities lending income (See Note 4)	786
Total investment income	1,201,522

EXPENSES:
Investment advisory fee (See Note 3)	1,101,602
Total expenses	1,101,602
NET INVESTMENT INCOME (LOSS)	99,920

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(9,205,176)
In-kind redemptions	42,494,845
Net realized gain (loss)	33,289,669

Net change in unrealized appreciation (depreciation) on:
Investments	5,085,216
Net change in unrealized appreciation (depreciation)	5,085,216
Net realized and unrealized gain (loss)	38,374,885
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,474,805

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

STATEMENT OF CHANGES IN NET ASSETS

	Period ended January 31, 2025 (Unaudited)	Year ended July 31, 2024
OPERATIONS:
Net investment income (loss)	$99,920	$920,989
Net realized gain (loss)	33,289,669	45,017,240
Net change in unrealized appreciation (depreciation)	5,085,216	3,592,929
Net increase (decrease) in net assets from operations	38,474,805	49,531,158

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(78,487)	(915,031)
Return of capital	—	(145,697)
Total distributions to shareholders	(78,487)	(1,060,728)

CAPITAL TRANSACTIONS:
Subscriptions	239,204,265	286,057,872
Redemptions	(216,150,147)	(261,440,906)
ETF transaction fees (See Note 1)	—	2
Net increase (decrease) in net assets from capital transactions	23,054,118	24,616,968

NET INCREASE (DECREASE) IN NET ASSETS	61,450,436	73,087,398

NET ASSETS:
Beginning of the period	252,628,073	179,540,675
End of the period	$314,078,509	$252,628,073

SHARES TRANSACTIONS
Subscriptions	5,820,000	8,580,000
Redemptions	(5,270,000)	(7,840,000)
Total increase (decrease) in shares outstanding	550,000	740,000

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
1/31/2025(f)	$37.59	0.01	5.61	5.62	(0.01)	–	(0.01)	$0.00(g)	$43.20	14.95%	$314,079	0.79%	0.07%	106%
7/31/2024	$30.02	0.15	7.59	7.74	(0.15)	(0.02)	(0.17)	$0.00(g)	$37.59	25.85%	$252,628	0.79%	0.45%	132%
7/31/2023(h)	$25.01	0.19	5.02	5.21	(0.20)	–	(0.20)	$0.00(g)	$30.02	20.92%	$179,541	0.79%	0.85%	119%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Amount represents less than $0.005 per share.
(h)	Inception date of the Fund was October 13, 2022.

The accompanying notes are an integral part of these financial statements.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Burney U.S. Factor Rotation ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on October 13, 2022. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on the Nasdaq Stock Market (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is January 31, 2025, and the period covered by these Notes to Financial Statements is from August 1, 2024 to January 31, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Fund’s investments as of current fiscal period:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$306,985,726	$—	$—	$306,985,726
Real Estate Investment Trusts	6,666,075	—	—	6,666,075

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

Money Market Funds	564,968	—	—	564,968
Total Investments in Securities	$314,216,769	$—	$—	$314,216,769

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the fiscal year ended July 31, 2024, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(52,605,146)	$52,605,146

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.
Per the Advisory Agreement, the Fund pays an annual rate of 0.79% to the Adviser monthly based on average daily net assets.

The Burney Company (the “Sub-Adviser”), serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. As of the end of the current fiscal period, the Fund did not have any securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) would have been reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was $786.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

Purchases	Sales
$422,868,998	$293,080,110

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$107,561,982	$214,270,018

There were no purchases or sales of U.S. Government securities during the current fiscal period.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at July 31, 2024, were as follows:

Tax cost of Investments	$225,436,324
Gross tax unrealized appreciation	33,352,608
Gross tax unrealized depreciation	(6,057,140)
Net tax unrealized appreciation (depreciation)	$27,295,468
Undistributed ordinary income	—
Undistributed long-term gain	—
Total distributable earnings	—
Other accumulated gain (loss)	(12,001,044)
Total accumulated gain (loss)	$15,294,424

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal year ended July 31, 2024, the Fund did not defer any post-October capital or late-year losses.

At July 31, 2024, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(12,001,044)	$—

BURNEY U.S. FACTOR ROTATION ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
January 31, 2025 (Unaudited)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period and fiscal year ended July 31, 2024, were as follows:

Fiscal Period Ended January 31, 2025	Fiscal Year Ended July 31, 2024
Ordinary Income	Ordinary Income	Return of Capital
$78,487	$915,031	$145,697

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the current fiscal period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

BURNEY U.S. FACTOR ROTATION ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended July 31, 2024 , certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended July 31, 2024, for the Fund was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on September 5-6, 2024 to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the Burney U.S. Factor Rotation ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement between the Adviser and The Burney Company (the “Sub-Adviser”), each for an additional annual term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement. In connection with considering the approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. The Board considered the third-party peer group analysis comparing the Fund’s performance to the performance of other ETFs that the third-party deemed to be comparable to the Fund. It was determined that the Adviser and the Sub-Adviser have consistently managed the Fund’s portfolio in accordance with its stated investment objective and strategies. The Board noted that the Fund outperformed the average total return of its peer group by 877 (8.77%) basis points over the past 12 months ended June 30, 2024. The Board concluded that the Fund’s performance was reasonable.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the third-party peer group analysis that included a comparison of the Fund’s advisory fee and expense ratio versus the fees and expenses charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board compared the Fund’s gross total expense ratio, net total expense ratio, and management fee to those of its peer group, as shown in the third-party report. The Fund’s gross total expense ratio (0.79%) was lower than the peer group average (0.86%); the Fund’s net total expense ratio (0.79%) was the same as the peer group average (0.79%); and the Fund’s management fee (0.79%) was higher than the peer group average (0.59%). The Board considered that the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only. The Board noted that the Fund’s peer group included both actively managed and passively managed funds. It was noted that the Fund is actively managed and, in general, the Fund’s net expense ratio compared favorably to its actively managed peers. They stated that such a comparison demonstrates the Fund’s overall cost structure is within the range of expense ratios of its peers.
The Board considered, among other information, the data provided in the third-party report comparing the Fund’s fees to those of other ETFs that the third-party deemed to be comparable to the Fund. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). This data included a comparison of the Fund’s expense ratio against its peers. The Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio	Net Expense Ratio	Management Fee Only
BRNY	Quartile 3	Quartile 3	Quartile 4
With respect to the sub-advisory fee, the Board noted that it was payable solely out of the unitary management fee payable to the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a similar strategy. As it relates to the Sub-Adviser, the Board noted that the Sub-Adviser charges its separately managed account clients a fee that ranges from 0.9% to 1.25% depending on the services provided and amount of assets invested with the Sub-Adviser. The Board considered the Sub-Adviser’s response to the varying structure and the differences in managing separately managed accounts versus the Fund, concluding that the Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed the profit and loss information provided by the Adviser with respect to the Fund, noting that the Fund is profitable to the Adviser at this time. The Board also reviewed the same type of information provided by the Sub-Adviser that showed it was profitable at this time. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund for an additional annual period. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given the Fund’s current assets.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	April 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	April 4, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	April 4, 2025